Convertible Notes (Details) - Schedule of Conversion of Convertible Notes	1 Months Ended	2 Months Ended	4 Months Ended	12 Months Ended
	Feb. 03, 2023 USD ($)	Dec. 24, 2022 USD ($)	May 25, 2022 USD ($)	Dec. 31, 2023 USD ($)
Measurement Input, Risk Free Interest Rate [Member]
Schedule of Conversion of Convertible Notes [Line Items]
Convertible note measurement input				5.25
Measurement Input, Expected Term [Member]
Schedule of Conversion of Convertible Notes [Line Items]
Convertible note measurement input
Measurement Input, Discount Rate [Member]
Schedule of Conversion of Convertible Notes [Line Items]
Convertible note measurement input				10.66
Measurement Input, Price Volatility [Member]
Schedule of Conversion of Convertible Notes [Line Items]
Convertible note measurement input				89.66
Measurement Input, Expected Dividend Rate [Member]
Schedule of Conversion of Convertible Notes [Line Items]
Convertible note measurement input	0	0	0	0
Measurement Input, Fair Value [Member]
Schedule of Conversion of Convertible Notes [Line Items]
Convertible note fair value (in Dollars)	$ 3,128,453	$ 1,534,654	$ 2,261,270	$ 5,020,633
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Schedule of Conversion of Convertible Notes [Line Items]
Convertible note measurement input	4.75	4.66	0.53
Minimum [Member] | Measurement Input, Expected Term [Member]
Schedule of Conversion of Convertible Notes [Line Items]
Convertible note measurement input	0.59	0.7	0.2
Minimum [Member] | Measurement Input, Discount Rate [Member]
Schedule of Conversion of Convertible Notes [Line Items]
Convertible note measurement input	10.96	1,137	9.33
Minimum [Member] | Measurement Input, Price Volatility [Member]
Schedule of Conversion of Convertible Notes [Line Items]
Convertible note measurement input	109.85	99.91	80.48
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Schedule of Conversion of Convertible Notes [Line Items]
Convertible note measurement input	4.81	4.72	0.91
Maximum [Member] | Measurement Input, Expected Term [Member]
Schedule of Conversion of Convertible Notes [Line Items]
Convertible note measurement input	0.65	0.83	0.48
Maximum [Member] | Measurement Input, Discount Rate [Member]
Schedule of Conversion of Convertible Notes [Line Items]
Convertible note measurement input	11.37	11.72	11.22
Maximum [Member] | Measurement Input, Price Volatility [Member]
Schedule of Conversion of Convertible Notes [Line Items]
Convertible note measurement input	113.95	103.93	143.72